                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Sector Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/08

SELECT SECTOR MUNICIPAL TRUST
SYMBOL: VKL
-----------------------------------------------------------
AVERAGE ANNUAL                   BASED ON        BASED ON
TOTAL RETURNS                      NAV         MARKET PRICE

Since Inception (11/26/93)         5.53%           4.83%

10-year                            5.32            6.46

5-year                             3.34            4.57

1-year                            -9.37           -6.21

6-month                           -6.97            2.13
-----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISER. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The Trust's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the Trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

MARKET CONDITIONS

The financial markets experienced significant volatility throughout the six-month reporting period as many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the pace of economic growth began to slow, with gross domestic product (GDP) growth measuring an anemic 0.6 percent for the fourth quarter of 2007. As weaker economic data was released in the first quarter of 2008, fears of recession grew and consumer confidence waned, prompting investors to continue to seek out the relative safety of high-quality Treasury securities over other sectors of the fixed income market.

The municipal bond market faced additional headwinds as various monoline bond insurers experienced credit rating downgrades, which caused spreads to widen, and the auction rate and variable rate markets deteriorated. As a result, the municipal market underperformed Treasuries for the overall period, with municipal bond prices reaching historically attractive levels relative to Treasury bonds in the first quarter of 2008. While yields on short-dated municipal securities declined, yields on intermediate- and long-dated securities rose, leading to the steepest yield curve in the past four years as the spread between one-year and 30-year maturities reached 343 basis points. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined by roughly nine percent versus the same period one year earlier due in part to a drop in refunding issuance.

The Federal Reserve (the "Fed") took various steps to ease the liquidity crisis and boost the economy during the period. Not only did the Federal Open Market Committee reduce the target federal funds rate from 4.50 percent to 2.00 percent by the end of the period, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

---------------------------------------------------------------
                       BASED ON        LEHMAN BROTHERS
      BASED ON NAV   MARKET PRICE   MUNICIPAL BOND INDEX

         -6.97%         2.13%               1.47%
---------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Although the municipal market rebounded in the last two months of the reporting period and outperformed Treasuries, it was an extremely difficult period overall, particularly for higher-yielding, lower-rated bonds as the flight to quality put considerable pressure on prices. The Trust maintained an allocation to non-rated bonds throughout the reporting period whereas the Lehman Brothers Municipal Bond Index contains only investment-grade issues. As such, the Trust's overweight to non-rated, higher-yielding securities was a primary contributor to its relative underperformance. Holdings in BBB- rated bonds, particularly within the health care and tobacco sectors, also tempered returns.

The Trust's yield curve positioning hindered performance as it was overweighted on the long end of the municipal yield curve, which underperformed the shorter end of the curve. The negative impact was amplified by holdings in longer maturity inverse floating-rate securities*, which are highly sensitive to interest rate changes. However, these securities did serve to enhance the Trust's income and diversification during the period. Additionally, the emphasis on the long end of the curve led to a longer duration (a measure of interest-rate sensitivity) for the Trust, which we reduced somewhat through the use of a Treasury futures hedge. However, the Trust still maintained a slightly longer duration than that of the Lehman Brothers Municipal Bond Index, which detracted from performance as rates on the intermediate and long segments of the curve rose. At the same time, the Treasury market rally hurt the performance of the hedge.

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

Conversely, an overweight to pre-refunded bonds was additive to performance. These high-quality, shorter-maturity issues benefited as short-term rates declined during the period. The Trust's overweight to higher yielding municipal auction rate securities (ARS) with low durations was also beneficial to performance.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATION AS OF 4/30/08
AAA/Aaa                                                          37.3%
AA/Aa                                                            21.2
A/A                                                              11.1
BBB/Baa                                                          19.7
BB/Ba                                                             1.6
Non-Rated                                                         9.1

TOP FIVE SECTORS AS OF 4/30/08
Hospital                                                         25.2%
Master Tobacco Settlement                                         6.6
Multi-Family                                                      6.1
Public Education                                                  5.9
Public Transportation                                             5.9

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
California                                                       10.2%
New York                                                          8.4
Illinois                                                          7.2
Texas                                                             6.5
Maryland                                                          6.4
Ohio                                                              5.4
South Carolina                                                    5.2
Florida                                                           4.7
Washington                                                        4.3
Colorado                                                          4.3
Iowa                                                              4.0
Tennessee                                                         3.3
Missouri                                                          2.6
Indiana                                                           2.5
Oklahoma                                                          2.2
North Carolina                                                    2.2
Arizona                                                           2.0
Massachusetts                                                     1.8
Kansas                                                            1.6
Puerto Rico                                                       1.5
Louisiana                                                         1.4
New Jersey                                                        1.3
Georgia                                                           1.2
Michigan                                                          1.2
Alabama                                                           1.1
West Virginia                                                     1.1
Nevada                                                            0.8
New Mexico                                                        0.7
Kentucky                                                          0.7
Wisconsin                                                         0.7
Virginia                                                          0.7
Arkansas                                                          0.6
Mississippi                                                       0.5
Connecticut                                                       0.4
District of Columbia                                              0.3
South Dakota                                                      0.3

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
                                       (continued from previous page)
Minnesota                                                         0.3
Alaska                                                            0.2
Pennsylvania                                                      0.1
Idaho                                                             0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS 200.8%
           ALABAMA 2.2%
$    750   Bessemer, AL Governmental Util Svc Corp Wtr
           Supply Rev Rfdg Ser A (AGL Insd) (a).........    5.000%   06/01/39    $     749,025
   1,000   Birmingham Baptist Med Ctr AL Spl Care Fac
           Fin Auth Rev Baptist Hlth Sys Inc Ser A......    5.000    11/15/30          870,590
   2,560   University AL at Birmingham Hosp Rev Ser A
           (MBIA-IBC Insd) (b)..........................    5.000    09/01/41        2,557,988
                                                                                 -------------
                                                                                     4,177,603
                                                                                 -------------
           ALASKA  0.4%
   1,000   Northern Tob Sec Corp AK Tob Settlement Rev
           Asset Bkd Ser A..............................    5.000    06/01/46          781,350
                                                                                 -------------

           ARIZONA  4.0%
   1,750   Glendale, AZ Indl Dev Auth Rfdg..............    5.000    12/01/35        1,562,785
   1,700   Goodyear, AZ McDowell Rd Coml Corridor Impt
           Dist Impt (AMBAC Insd).......................    5.250    01/01/32        1,731,875
     800   Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr
           Rev Global Wtr Resh LLC Proj (AMT)...........    6.550    12/01/37          745,176
   4,000   University Med Ctr Corp AZ Hosp Rev..........    5.000    07/01/35        3,574,680
                                                                                 -------------
                                                                                     7,614,516
                                                                                 -------------
           ARKANSAS  1.2%
   2,400   Washington Cnty, AR Hosp Rev Regl Med Ctr
           Rfdg Ser B...................................    5.000    02/01/30        2,220,000
                                                                                 -------------

           CALIFORNIA  20.8%
   5,000   Alameda Corridor Trans Auth CA Conv Cap
           Apprec Sub Lien Rfdg Ser A (AMBAC Insd)
           (c)..........................................  0/5.400    10/01/24        4,144,850
     300   Aliso Viejo, CA Cmnty Fac Dist Spl Tax No
           2005-01 Glenwood at Aliso....................    6.000    09/01/38          295,359
   1,125   California Cnty, CA Tob Sec Agy Tob Asset Bkd
           Merced Cnty Rfdg Ser A.......................    5.250    06/01/45          932,805
   1,800   California Hsg Fin Agy Rev Home Mtg Ser G
           (AMT) (b)....................................    4.950    08/01/23        1,742,202
   1,200   California Hsg Fin Agy Rev Home Mtg Ser G
           (AMT) (b)....................................    5.050    02/01/29        1,161,468
   1,100   California Infrastructure & Econ Dev Bk Rev
           San Francisco Ballet Assn (FGIC Insd) (d)
           (e)..........................................    8.000    07/01/36        1,100,000
     500   California Pollutn Ctl Fin Auth Solid Waste
           Disp Rev Waste Mgmt Inc Proj Ser B (AMT).....    5.000    07/01/27          423,275
      15   California Rural Home Mtg Fin Auth Single
           Family Mtg Rev Ser C (GNMA Collateralized)
           (AMT)........................................    7.800    02/01/28           15,337
     475   California St (AMBAC Insd)...................    5.125    10/01/27          477,489
     275   California St Dept Wtr Res Wtr Rev Cent Vy
           Proj Ser AE (a)..............................    5.000    12/01/24          291,302

 8                                             See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$    325   California St Dept Wtr Res Wtr Rev Cent Vy
           Proj Ser AE (a)..............................    5.000%   12/01/25    $     342,901
     325   California St Dept Wtr Res Wtr Rev Cent Vy
           Proj Ser AE (a)..............................    5.000    12/01/26          341,546
     225   California St Dept Wtr Res Wtr Rev Cent Vy
           Proj Ser AE (a)..............................    5.000    12/01/27          235,519
     325   California St Dept Wtr Res Wtr Rev Cent Vy
           Proj Ser AE (a)..............................    5.000    12/01/28          338,848
   3,185   California Statewide Cmnty Dev Auth Rev
           Daughters of Charity Hlth Ser A..............    5.000    07/01/39        2,741,966
   1,250   California Statewide Cmnty Dev Auth Rev
           Daughters of Charity Hlth Ser A..............    5.250    07/01/30        1,157,400
     250   California Statewide Cmnty Dev Auth Rev Front
           Porch Cmnty & Svc Ser A (f)..................    5.125    04/01/37          223,895
   1,200   California Statewide Cmnty Dev Auth Rev
           Museum of Art Proj Ser C (FGIC Insd) (d)
           (e)..........................................   10.000    12/01/34        1,200,000
     200   Daly City, CA Hsg Dev Fin Agy Mobile Home Pk
           Rev Third Tier Franciscan Rfdg Ser C.........    6.500    12/15/47          179,928
   5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Conv Cap Apprec Rfdg (c).....................  0/5.800    01/15/20        4,793,850
   1,465   Los Angeles Cnty, CA Metro Trans Auth Sales
           Tax Rev Prop C Second Sr Rfdg Ser A (AMBAC
           Insd)........................................    5.000    07/01/23        1,476,266
   2,000   Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr
           Lien Rfdg Ser A (FSA Insd)...................    5.500    10/01/18        2,207,920
     250   Morongo Band of Mission Indians CA Enterprise
           Rev Indians Enterprise Casino Ser B (f)......    5.500    03/01/18          251,545
   3,500   Palm Springs, CA Fin Auth Lease Rev
           Convention Ctr Proj Ser A (MBIA Insd)........    5.500    11/01/35        3,652,005
   1,500   Rancho Mirage, CA Jt Pwr Fin Auth Rev
           Eisenhower Med Ctr Ser A.....................    5.000    07/01/47        1,391,340
   1,500   Southern CA Pub Pwr Auth Nat Gas Proj Rev No
           1 Ser A......................................    5.250    11/01/22        1,516,725
   1,000   Tobacco Sec Auth Northn CA Tob Settlement Rev
           Asset Bkd Bds Ser A1.........................    5.375    06/01/38          867,420
   2,000   Tobacco Sec Auth Southn CA Tob Settlement Ser
           A1...........................................    5.000    06/01/37        1,662,040
   5,000   Tobacco Sec Auth Southn CA Tob Settlement Ser
           A1...........................................    5.125    06/01/46        4,052,250
                                                                                 -------------
                                                                                    39,217,451
                                                                                 -------------
           COLORADO  8.7%
   5,000   Colorado Ed & Cultural Fac Charter Sch Proj
           (XLCA Insd)..................................    5.500    05/01/36        5,110,050
     400   Colorado Hlth Fac Auth Hlth & Residential
           Care Fac Volunteers of Amer Care Ser A.......    5.300    07/01/37          329,260

See Notes to Financial Statements                                              9

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           COLORADO (CONTINUED)
$  1,725   Colorado Hlth Fac Auth Rev Catholic Hlth (FSA
           Insd) (a)....................................    5.000%   09/01/36    $   1,733,090
   1,000   Colorado Hlth Fac Auth Rev Catholic Hlth
           Initiatives Ser A (g)........................    5.500    03/01/32        1,059,000
   1,300   Colorado Hlth Fac Auth Rev Catholic Hlth Ser
           C-3 (FSA Insd) (a)...........................    5.100    10/01/41        1,306,071
   1,250   Colorado Hlth Fac Auth Rev Covenant
           Retirement Cmnty Inc.........................    5.000    12/01/35        1,042,850
   1,000   Colorado Hlth Fac Auth Rev Hosp Parkview Med
           Ctr Proj (Prerefunded @ 09/01/11)............    6.500    09/01/20        1,117,960
   1,000   Colorado Hlth Fac Auth Rev Hosp Portercare
           Adventist Hlth (Prerefunded @ 11/15/11)......    6.500    11/15/31        1,132,980
       5   Colorado Hsg Fin Auth Single Family Pgm Sr
           Ser C1 (AMT).................................    7.550    11/01/27            5,100
   1,500   Montrose, CO Mem Hosp........................    6.000    12/01/33        1,488,270
     750   Salida, CO Hosp Dist Rev.....................    5.250    10/01/36          614,617
   1,500   Southlands Met Dist No 1 CO Rfdg & Impt
           (Radian Insd)................................    5.250    12/01/34        1,445,835
                                                                                 -------------
                                                                                    16,385,083
                                                                                 -------------
           CONNECTICUT  0.9%
     300   Connecticut St Dev Auth Solid Waste Disp Fac
           Rev Pwr LLC Proj Ser A (AMT).................    5.750    11/01/37          293,949
   1,375   Connecticut St Dev Auth Wtr Fac Rev Aquarion
           Wtr Co CT Proj Rfdg (XLCA Insd) (AMT)........    5.100    09/01/37        1,198,244
     225   Mashantucket Western Pequot Tribe CT 2006 Sub
           Spl Rev Bd Ser A (f).........................    5.500    09/01/36          199,582
                                                                                 -------------
                                                                                     1,691,775
                                                                                 -------------
           DISTRICT OF COLUMBIA  0.7%
     500   District Columbia Rev Multimodal Medlantic
           Ser C (FSA Insd) (d) (e).....................    5.370    08/15/38          500,000
     275   District Columbia Wtr & Swr Auth Pub Util Rev
           Sub Lien Rfdg Ser A (AGL Insd)...............    5.000    10/01/29          281,952
     550   District Columbia Wtr & Swr Auth Pub Util Rev
           Sub Lien Rfdg Ser A (AGL Insd)...............    5.000    10/01/34          560,725
                                                                                 -------------
                                                                                     1,342,677
                                                                                 -------------
           FLORIDA  9.6%
     150   Alachua Cnty, FL Indl Dev Rev North FL
           Retirement Vlg...............................    5.875    11/15/42          133,201
     650   Brevard Cnty, FL Hlth Fac Auth Residential
           Care Fac Rev Buena Vida Estates Inc..........    6.750    01/01/37          639,801
     115   Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev
           FL Hlthcare (AMBAC Insd).....................    5.950    07/01/20          121,315
   1,350   Fort Lauderdale, FL Wtr & Swr Rev............    5.000    09/01/32        1,383,007
     350   Hillsborough Cnty, FL Aviation Auth Rev Ser A
           (AGL Insd) (AMT) (a).........................    5.375    10/01/33          350,123

 10                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$    775   Hillsborough Cnty, FL Aviation Auth Rev Ser A
           (AGL Insd) (AMT) (a).........................    5.500%   10/01/38    $     782,308
     300   Hillsborough Cnty, FL Indl Dev Auth Pollutn
           Ctl Rev Hillsborough Cnty Rfdg (AMBAC Insd)
           (e)..........................................    5.000    12/01/34          304,146
     300   Hillsborough Cnty, FL Indl Dev Auth Pollutn
           Ctl Rev Tampa Elec Ser B (e).................    5.150    09/01/25          304,659
   3,000   Jea, FL Elec Sys Rev Ser 3B
           (CIFG Insd) (d) (e)..........................    8.000    10/01/37        3,000,000
     250   Main Str Cmnty Dev Dist FL Cap Impt
           Rev Ser A....................................    6.800    05/01/38          231,317
     150   Main Str Cmnty Dev Dist FL Cap Impt
           Rev Ser B....................................    6.900    05/01/17          144,896
   2,000   Miami-Dade Cnty, FL Hlth Fac Auth Hosp Rev
           Miami Childrens Hosp Proj B4
           (MBIA Insd) (d) (e)..........................    4.970    08/01/42        2,000,000
   1,200   North Broward, FL Hosp Dist Rev Rfdg Ser B
           (CIFG Insd) (d) (e)..........................    7.750    01/15/31        1,200,000
     600   Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Tower.......................    5.500    07/01/32          517,206
     215   Overoaks, FL Cmnty Dev Dist Cap Impt Rev Ser
           A............................................    6.125    05/01/35          187,560
     400   Palm Beach Cnty, FL Hlth Fac Auth Rev
           Waterford Proj...............................    5.875    11/15/37          377,064
   2,500   Port St Lucie, FL Spl Assmt Rev Southwest
           Annexation Dist 1-B (MBIA Insd)..............    5.000    07/01/40        2,521,625
   1,100   Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg
           Seminole Proj (AMBAC Insd) (a) (e)...........    5.350    03/15/42        1,104,389
     250   Seminole Tribe, FL Spl Oblig Rev Ser A (f)...    5.750    10/01/22          246,260
     345   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
           Rev Ser A....................................    5.875    05/01/35          288,247
     300   Sterling Hill Cmnty Dev Dist FL Cap Impt Rev
           Ser A........................................    6.200    05/01/35          301,713
     300   Tolomato Cmnty, FL Dev Dist Spl Assmt........    6.550    05/01/27          294,729
     500   Tolomato Cmnty, FL Dev Dist Spl Assmt........    6.650    05/01/40          489,310
   1,000   Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
           Riddle Aero Ser A............................    5.750    10/15/29          999,360
     200   World Comm Cmnty Dev Dist FL Spl Assmt.......    5.500    05/01/38          160,216
                                                                                 -------------
                                                                                    18,082,452
                                                                                 -------------

See Notes to Financial Statements                                             11

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           GEORGIA  2.5%
$  1,250   Atlanta, GA Arpt Passenger Fac Charge Rev Gen
           Sub Lien Ser C (FSA Insd) (b)................    5.000%   01/01/33    $   1,269,965
   1,425   Georgia Muni Elec Auth Pwr Rev Rfdg Ser A
           (FGIC Insd) (g)..............................    5.500    01/01/12        1,520,290
   1,870   Georgia Muni Elec Auth Pwr Rev Ser A (FGIC
           Insd) (h)....................................    5.500    01/01/12        1,969,372
                                                                                 -------------
                                                                                     4,759,627
                                                                                 -------------
           IDAHO  0.2%
     345   Idaho Hlth Fac Auth Rev Vly Vista
           Care Corp Rfdg...............................    6.125    11/15/27          323,903
                                                                                 -------------

           ILLINOIS  13.4%
     500   Bartlett, IL Tax Increment Rev Sr Lien Quarry
           Redev Proj Rfdg..............................    5.600    01/01/23          481,330
   1,305   Chicago, IL 2006 Proj Rfdg Ser A (MBIA
           Insd)........................................    5.500    01/01/38        1,364,782
   2,750   Chicago, IL Brd of Ed Rfdg Ser C (FSA
           Insd)........................................    5.000    12/01/27        2,855,050
   2,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Rfdg Ser A (MBIA Insd) (AMT)......    5.375    01/01/32        1,980,020
   2,540   Chicago, IL O'Hare Intl Arpt Rev Second Lien
           Passenger Fac Ser A (AMBAC Insd) (AMT).......    5.375    01/01/32        2,514,625
   1,400   Chicago, IL O'Hare Intl Arpt Rev Ser A (FSA
           Insd) (b)....................................    5.000    01/01/33        1,432,249
   1,885   Chicago, IL Tax Increment Alloc Sub Cent Rev
           Loop Ser A (ACA Insd)........................    6.500    12/01/08        1,916,404
     285   Cook Cnty, IL Sch Dist No. 100 Berwyn South
           (FSA Insd)...................................    8.100    12/01/15          371,384
   1,000   Illinois Fin Auth Rev Christian Homes Inc
           Rfdg Ser A...................................    5.750    05/15/31          876,010
   1,000   Illinois Fin Auth Rev Northwestern Mem Hosp
           Ser A (Prerefunded @ 08/15/14)...............    5.500    08/15/43        1,128,140
   2,000   Illinois Fin Auth Rev Osf Hlthcare Sys Ser
           A............................................    5.750    11/15/37        1,983,080
   5,000   Illinois Fin Auth Rev Osf Hlthcare Sys Ser C
           (FSA Insd) (d) (e)...........................    4.500    11/15/37        5,000,000
   1,000   Illinois Fin Auth Rev Sherman Hlth Sys 2007
           Ser A........................................    5.500    08/01/37          937,880
   1,335   Illinois Fin Auth Solid Waste Rev Disp Waste
           Mgmt Inc Proj Ser A (AMT)....................    5.050    08/01/29        1,093,512
   1,225   Pekin, IL Mtg Rev United Auto Workers Inc
           Proj Ser A (GNMA Collateralized).............    5.250    05/20/34        1,209,541
     225   Will Kankakee Regl Dev Auth IL Multi-Family
           Hsg Rev Sr Estates Supportive Living (AMT)...    7.000    12/01/42          219,971
                                                                                 -------------
                                                                                    25,363,978
                                                                                 -------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           INDIANA  4.9%
$  3,505   East Chicago, IN Elem Sch Bldg Corp First Mtg
           Rfdg (AMBAC Insd) (h)........................    6.250%   01/05/16    $   3,800,822
   4,600   Indiana Hlth & Ed Fac Fin Auth Rev Ascension
           Hlth Sr Credit B-6 (b).......................    5.000    11/15/36        4,537,992
   1,000   Indiana St Dev Fin Auth Rev Rfdg (AMT).......    5.950    08/01/30          983,550
                                                                                 -------------
                                                                                     9,322,364
                                                                                 -------------
           IOWA  8.0%
   1,125   Coralville, IA Ctf Partn Ser D...............    5.250    06/01/26        1,141,976
   1,515   Des Moines, IA Pub Pkg Sys Rev Ser A
           (FGIC Insd)..................................    5.750    06/01/14        1,590,462
   1,000   Iowa Fin Auth Hlthcare Fac Rev IA Hlth Sys
           Ser A-1 (FGIC Insd) (d) (e)..................   10.000    02/15/35        1,000,000
   1,000   Iowa Fin Auth Hlthcare Fac Rev IA Hlth Sys
           Ser A-2 (FGIC Insd) (d) (e)..................   10.000    02/15/35        1,000,000
   1,000   Iowa Fin Auth Hlthcare Fac Rev IA Hlth Sys
           Ser A-3 (FGIC Insd) (d) (e)..................   10.000    02/15/35        1,000,000
     125   Sibley, IA Hlthcare Fac Rev Osceola Cmnty
           Hosp Proj....................................    6.000    12/01/37          114,613
   2,500   Tobacco Settlement Auth IA Tob Settlement Rev
           Asset Bkd Ser C..............................    5.375    06/01/38        2,127,400
   8,980   Xenia Rural Wtr Dist IA Wtr Rev (CIFG Insd)
           (a)..........................................    4.500    12/01/41        7,222,704
                                                                                 -------------
                                                                                    15,197,155
                                                                                 -------------
           KANSAS  3.3%
     700   Burlington, KS Environmental Impt Rev Rfdg KC
           Pwr LT Ser B (XLCA Insd) (e).................    5.000    12/01/23          699,692
      70   Cowley Cnty, KS Uni Sch Dist No 465 Winfield
           Impt Rfdg (MBIA Insd) (h)....................    5.250    10/01/21           74,458
     250   Olathe, KS Sr Living Fac Rev Catholic Care
           Campus Inc Ser A.............................    6.000    11/15/38          225,723
   1,500   Overland Pk, KS Dev Corp Rev First Tier Ser A
           (Prerefunded @ 01/01/11).....................    7.375    01/01/32        1,678,890
   3,500   Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co
           Proj Rfdg (MBIA Insd)........................    5.300    06/01/31        3,552,885
                                                                                 -------------
                                                                                     6,231,648
                                                                                 -------------
           KENTUCKY  1.4%
   2,720   Louisville & Jefferson Cnty, KY Metro Govt
           Hlth Sys Rev Norton Hlthcare Inc (b).........    5.250    10/01/36        2,640,148
                                                                                 -------------

           LOUISIANA  2.8%
     374   Lakeshore Vlg Master Cmnty Dev Dist LA Spl
           Assmt........................................    5.250    07/01/17          332,916
     965   Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg
           Ser A (GNMA Collateralized) (AMT)............    5.375    10/20/39          941,387

See Notes to Financial Statements                                             13

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           LOUISIANA (CONTINUED)
$  1,835   Louisiana St Gas & Fuels Tax Rev Ser A (FSA
           Insd) (b)....................................    5.000%   05/01/36    $   1,870,236
   2,000   New Orleans, LA Rfdg (FGIC Insd).............    5.500    12/01/21        2,086,020
                                                                                 -------------
                                                                                     5,230,559
                                                                                 -------------

           MARYLAND  13.0%
     425   Gaithersburg, MD Econ Dev Rev Asbury MD Oblig
           Group A......................................    5.125    01/01/36          375,058
  10,500   Maryland St Cmnty Dev Admin Dept Hsg & Cmnty
           Dev Residential Ser L (AMT) (b)..............    4.900    09/01/31        9,781,223
  11,640   Maryland St Cmnty Dev Admin Dept Hsg & Cmnty
           Dev Residential Ser L (AMT) (b)..............    4.950    09/01/38       10,780,134
     800   Maryland St Econ Dev Corp Student Hsg Rev
           Collegiate Hsg Salisbury Ser A...............    6.000    06/01/19          820,352
   2,000   Maryland St Hlth & Higher Ed Fac Auth Rev MD
           Inst College of Art..........................    5.000    06/01/40        1,768,080
   1,150   Maryland St Hlth & Higher Ed Fac Auth Rev
           Mercy Med Ctr Ser A..........................    5.500    07/01/42        1,079,896
                                                                                 -------------
                                                                                    24,604,743
                                                                                 -------------
           MASSACHUSETTS  3.6%
     225   Massachusetts St Dev Fin Agy Rev Linden Ponds
           Inc Fac Ser A................................    5.750    11/15/42          195,023
   2,000   Massachusetts St Dev Fin Agy Semass Sys Ser A
           (MBIA Insd)..................................    5.625    01/01/15        2,154,780
   1,800   Massachusetts St Hlth & Ed Fac Auth Rev Univ
           MA Mem Issue Ser D...........................    5.000    07/01/33        1,573,920
   1,705   Massachusetts St Hlth & Ed Fac Auth Rev Vly
           Regl Hlth Sys Ser C (Connie Lee Insd) (h)....    7.000    07/01/09        1,791,580
   1,145   Massachusetts St Indl Fin Agy Rev Wtr
           Treatment Amern Hingham (AMT)................    6.750    12/01/20        1,147,359
                                                                                 -------------
                                                                                     6,862,662
                                                                                 -------------
           MICHIGAN  2.4%
   1,000   Kent Hosp Fin Auth MI Rev Met Hosp
           Proj Ser A...................................    5.250    07/01/30          913,190
   1,000   Kent Hosp Fin Auth MI Rev Met Hosp
           Proj Ser A...................................    6.250    07/01/40        1,012,550
     325   Kent Hosp Fin Auth MI Rev Spectrum Hlth Ser A
           (e)..........................................    5.250    01/15/47          336,466
     225   Kent Hosp Fin Auth MI Rev Spectrum Hlth Ser A
           (e)..........................................    5.500    01/15/47          236,279
   2,250   Michigan Tob Settlement Fin Auth Tob
           Settlement Asset Sr Ser A....................    6.000    06/01/48        2,054,610
                                                                                 -------------
                                                                                     4,553,095
                                                                                 -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           MINNESOTA  0.6%
$  1,000   Dakota Cnty, MN Cmnty Dev Agy Multi-Family
           Hsg Rev Com On Marice Proj Rfdg Ser A........    5.000%   05/01/42    $     799,430
     100   North Oaks, MN Sr Hsg Rev Presbyterian Homes
           North Oaks...................................    6.000    10/01/27           97,369
     225   North Oaks, MN Sr Hsg Rev Presbyterian Homes
           North Oaks...................................    6.000    10/01/33          214,979
     100   North Oaks, MN Sr Hsg Rev Presbyterian Homes
           North Oaks...................................    6.125    10/01/39           96,290
                                                                                 -------------
                                                                                     1,208,068
                                                                                 -------------
           MISSISSIPPI  0.9%
   1,750   Mississippi Dev Bk Spl Oblig Cap Proj & Equip
           Acquisition Ser A2 (AMBAC Insd)..............    5.000    07/01/24        1,781,027
                                                                                 -------------

           MISSOURI  5.2%
     205   Cape Girardeau Cnty, MO Indl Dev Auth
           Hlthcare Fac Rev Southeast MO Hosp Assoc.....    5.625    06/01/27          200,418
   1,045   Cape Girardeau Cnty, MO Indl Dev Auth
           Hlthcare Fac Rev Southeast MO Hosp Assoc
           (Prerefunded @ 06/01/12).....................    5.625    06/01/27        1,149,594
     500   Cass Cnty, MO Hosp Rev.......................    5.625    05/01/38          464,250
   1,375   Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
           Sr Living Fac Lutheran Ser A.................    5.375    02/01/35        1,324,854
   3,855   Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
           SSM Hlthcare Rfdg Ser AA (MBIA Insd) (g).....    6.400    06/01/10        4,164,788
   2,250   Saint Charles, MO Ctf Partn Ser B............    5.500    05/01/18        2,355,952
     250   Saint Louis, MO Indl Dev Auth Tax Increment &
           Cmnty Impt Dist Loughborough Com
           Redev Rfdg...................................    5.750    11/01/27          237,505
                                                                                 -------------
                                                                                     9,897,361
                                                                                 -------------
           NEVADA  1.7%
   1,000   Clark Cnty, NV Indl Dev Rev Southwest Gas
           Corp Proj Ser A (AMBAC Insd) (AMT)...........    5.250    07/01/34          913,800
   1,500   Clark Cnty, NV Indl Dev Rev Southwest Gas
           Corp Proj Ser A (FGIC Insd) (AMT)............    4.750    09/01/36        1,202,820
   1,000   Nevada Hsg Div Single Family Mtg Rev Ser A
           (GNMA Collateralized) (AMT)..................    5.875    04/01/38        1,017,990
                                                                                 -------------
                                                                                     3,134,610
                                                                                 -------------
           NEW JERSEY  2.7%
   1,000   New Jersey Econ Dev Auth Rev Cig Tax.........    5.500    06/15/31          943,790
     700   New Jersey Econ Dev Auth Rev Cig Tax.........    5.750    06/15/29          686,532

See Notes to Financial Statements                                             15

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           NEW JERSEY (CONTINUED)
$  2,500   New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern
           Wtr Co Inc Proj Ser A
           (FGIC Insd) (AMT)............................    6.875%   11/01/34    $   2,528,550
   1,000   New Jersey Hlthcare Fac Fin Auth Rev Holy
           Name Hosp....................................    5.000    07/01/36          870,870
                                                                                 -------------
                                                                                     5,029,742
                                                                                 -------------
           NEW MEXICO  1.5%
   1,500   Jicarilla, NM Apache Nation Rev Adj Ser A
           (Acquired 10/23/03, Cost $1,514,910) (i).....    5.000    09/01/18        1,552,560
   1,250   Jicarilla, NM Apache Nation Rev Ser A
           (Acquired 10/23/03, Cost $1,275,475) (i).....    5.500    09/01/23        1,297,225
                                                                                 -------------
                                                                                     2,849,785
                                                                                 -------------
           NEW YORK  16.9%
   2,000   Metropolitan Trans Auth NY Dedicated Tax Fund
           Rfdg Ser A1 (XLCA Insd) (d) (e)..............   10.000    11/01/31        2,000,000
   2,000   Nassau Cnty, NY Indl Dev Agy Continuing Care
           Retirement Amsterdam at Harborside Ser A.....    6.500    01/01/27        1,946,100
   2,750   Nassau Cnty, NY Indl Dev Agy Continuing Care
           Retirement Amsterdam at Harborside Ser A.....    6.700    01/01/43        2,725,140
   1,500   New York City Hsg Dev Corp Multi-Family Hsg
           Rev Ser A (AMT)..............................    5.500    11/01/34        1,502,130
   1,850   New York City Indl Dev Agy Civic Fac Rev
           Touro College Proj Ser A (Prerefunded @
           06/01/09) (Acquired 06/25/99 and 06/29/99,
           Cost $1,850,000) (i).........................    6.350    06/01/29        1,966,716
       5   New York City Ser C..........................    7.250    08/15/24            5,019
   5,000   New York City Transitional Fin Auth Future
           Tax Sec Ser B................................    5.000    08/01/22        5,223,650
   1,700   New York, NY Sub Ser I-1 (b).................    5.000    02/01/26        1,756,891
   1,500   New York St Dorm Auth Rev Mt Sinai
           NYU Hlth.....................................    5.500    07/01/26        1,500,060
   1,000   New York St Dorm Auth Rev Non St Supported
           Debt NYU Hosp Ctr Ser A......................    5.000    07/01/26          915,520
   2,000   New York St Dorm Auth Rev Secd Hosp Gen Hosp
           Rfdg Ser N...................................    5.750    02/15/18        2,166,060
   1,780   New York St Mtg Agy Rev Ser 101 (AMT)........    5.400    04/01/32        1,777,544
   1,300   New York St Urban Dev Corp Rev St Fac & Equip
           Sub Ser A3B (CIFG Insd) (d) (e)..............    7.750    03/15/33        1,300,000
   6,900   Port Auth NY & NJ Cons 144th (b).............    5.000    10/01/35        7,051,532
     200   Seneca Nation Indians Cap Impt Auth NY Spl
           Oblig Ser A (f)..............................    5.000    12/01/23          177,968
                                                                                 -------------
                                                                                    32,014,330
                                                                                 -------------

 16                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           NORTH CAROLINA  3.7%
$  3,000   Charlotte, NC Ctf Partn Convention Fac Proj
           Rfdg Ser A...................................    5.500%   08/01/19    $   3,262,980
   1,375   North Carolina Cap Fac Fin Agy Rev Duke Univ
           Proj Ser A...................................    5.000    10/01/41        1,403,985
   2,000   North Carolina Med Care Commn Hlthcare Fac
           Rev Univ Eastern Carolina Ser A (AMBAC Insd)
           (d) (e)......................................    4.500    12/01/28        2,000,000
     300   North Carolina Med Care Commn Retirement Fac
           Rev First Mtg Southminster Proj Ser A........    5.750    10/01/37          297,042
                                                                                 -------------
                                                                                     6,964,007
                                                                                 -------------
           OHIO  11.0%
   1,600   Buckeye, OH Tob Settlement Fin Auth Asset Bkd
           Sr Turbo Ser A-2.............................    5.750    06/01/34        1,446,384
  10,000   Buckeye, OH Tob Settlement Fin Auth Asset Bkd
           Sr Turbo Ser A-2.............................    6.500    06/01/47        9,764,000
   1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj.........................................    7.500    01/01/30        1,073,990
   1,050   Lorain Cnty, OH Hosp Rev Fac Catholic Ser A
           (FSA Insd) (a)...............................    5.000    02/01/24        1,075,777
   1,050   Lorain Cnty, OH Hosp Rev Fac Catholic Ser B
           (FSA Insd) (a)...............................    5.000    02/01/24        1,075,778
   1,125   Lorain Cnty, OH Hosp Rev Fac Catholic Ser C
           (FSA Insd) (a)...............................    5.000    04/01/24        1,152,619
   3,000   Scioto Cnty, OH Hosp Re Pars Southn OH Med
           Ctr Ser B (AMBAC Insd) (d) (e)...............    5.480    02/15/36        3,000,000
     445   Toledo Lucas Cnty, OH Port Auth Dev Rev
           Northwest OH Bd Fd Ser C (AMT) (g)...........    6.000    05/15/11          462,293
   1,650   Toledo Lucas Cnty, OH Port Auth Dev Rev
           Northwest OH Bd Fd Ser C (AMT)...............    6.375    11/15/32        1,652,986
                                                                                 -------------
                                                                                    20,703,827
                                                                                 -------------
           OKLAHOMA  4.5%
     500   Chickasaw Nation, OK Hlth Sys (f)............    6.250    12/01/32          499,030
   3,905   Jenks, OK Aquarium Auth Rev Rfdg
           (MBIA Insd)..................................    5.250    07/01/29        4,025,000
   1,475   Jenks, OK Aquarium Auth Rev Rfdg
           (MBIA Insd)..................................    5.250    07/01/33        1,516,315
   1,000   Mc Alester, OK Pub Wks Auth Util Sys Rev Cap
           Apprec (FSA Insd)............................     *       02/01/31          306,870
   2,000   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
           (AMBAC Insd) (Prerefunded @ 11/01/09)........    6.250    11/01/22        2,156,180
                                                                                 -------------
                                                                                     8,503,395
                                                                                 -------------
           PENNSYLVANIA  0.2%
     375   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
           Reliant Energy Ser B (AMT)...................    6.750    12/01/36          378,967
                                                                                 -------------

See Notes to Financial Statements                                             17

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           SOUTH CAROLINA  10.5%
$  2,420   Beaufort Cnty, SC Tax Increment New Riv Redev
           Proj Area (MBIA Insd) (h)....................    5.500%   06/01/20    $   2,578,462
  10,000   Charleston Ed Excellence Fin Corp SC Rev
           Charleston Cnty Sch Dist (b).................    5.250    12/01/26       10,238,175
   3,000   Dorchester Cnty, SC Sch Dist No 002
           Installment Pur Rev Growth...................    5.000    12/01/30        2,749,200
     300   South Carolina Jobs Econ Dev Auth Hlthcare
           Fac Rev Rfdg First Mtg Lutheran Homes........    5.625    05/01/42          247,809
   2,225   South Carolina Jobs Econ Dev Auth Hosp Fac
           Rev Rfdg Palmetto Hlth Ser A
           (FSA Insd) (d) (e)...........................    4.990    08/01/35        2,225,000
   1,500   South Carolina Jobs Econ Dev Auth Indl Rev
           Elec & Gas Co Proj Ser A (AMBAC Insd)........    5.200    11/01/27        1,530,720
     250   South Carolina Jobs Econ Dev Auth Rev
           Woodlands At Furman Proj Ser A...............    6.000    11/15/42          221,550
                                                                                 -------------
                                                                                    19,790,916
                                                                                 -------------
           SOUTH DAKOTA  0.7%
   1,250   South Dakota St Hlth & Ed Fac Auth Rev
           Children's Care Hosp Rfdg (Prerefunded @
           11/01/09)....................................    6.125    11/01/29        1,332,512
                                                                                 -------------

           TENNESSEE  6.7%
   1,250   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
           CDFI Phase I LLC Proj Rfdg Ser B.............    6.000    10/01/35        1,140,025
   1,500   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
           First Mtg Impt & Rfdg Ser B (Prerefunded @
           07/01/12)....................................    8.000    07/01/33        1,822,575
   1,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg MTN St Hlth Rfdg Ser A (MBIA-IBC
           Insd) (Prerefunded @ 07/01/12)...............    7.500    07/01/25        1,162,340
     750   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg MTN St Hlth Ser A..................    5.500    07/01/36          699,255
   3,000   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
           Rev Wellmont Hlth Sys Proj Ser C.............    5.250    09/01/26        2,857,260
   5,000   Tennessee Energy Acquisition Corp Gas Rev
           Ser A........................................    5.250    09/01/21        4,927,550
                                                                                 -------------
                                                                                    12,609,005
                                                                                 -------------
           TEXAS  13.2%
   3,000   Austin, TX Convention Enterprises Inc
           Convention Ctr Second Tier Rfdg Ser B........    5.750    01/01/34        2,656,320
   2,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
           (FSA Insd) (AMT).............................    5.500    11/01/21        2,056,300
     225   Dallas-Fort Worth, TX Intl Arpt Rev Ser C
           (MBIA Insd) (AMT)............................    5.750    11/01/18          227,304
     500   Dallas-Fort Worth, TX Intl Arpt Rev Ser C
           (MBIA Insd) (AMT)............................    6.000    11/01/23          505,420

 18                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$  1,900   El Paso Cnty, TX Hosp Dist Ser A
           (AGL Insd) (a)...............................    5.000%   08/15/37    $   1,908,968
   1,000   Fort Bend, TX Indpt Sch Dist Rfdg & Sch Bldg
           (PSF Gtd) (a)................................    5.000    08/15/27        1,039,090
   1,000   Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Ars Baylor College Med (AMBAC Insd) (d)
           (e)..........................................    5.170    11/15/47        1,000,000
   3,000   Houston, TX Util Sys Rev Rfdg Comb First Lien
           Ser A (FSA Insd).............................    5.000    11/15/36        3,073,140
   1,200   Judson, TX Indpt Sch Dist Sch Bldg (AGL
           Insd)........................................    5.000    02/01/37        1,219,476
   1,250   Matagorda Cnty, TX Navig Dist No 1 Rev Coll
           Centerpoint Energy Proj Rfdg.................    5.600    03/01/27        1,175,275
   2,000   North Cent, TX Hlth Fac Dev Corp Rev Hosp
           Childrens Med Ctr Dallas (AMBAC Insd)........    5.250    08/15/32        2,025,620
     500   North TX Twy Auth Rev Rfdg Sys
           First Tier Ser A.............................    5.625    01/01/33          510,235
     540   North TX Twy Auth Rev Rfdg Sys
           First Tier Ser B.............................    5.625    01/01/28          558,468
     360   North TX Twy Auth Rev Rfdg Sys
           First Tier Ser B.............................    6.000    01/01/26          386,737
   1,700   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
           Retirement Fac Buckingham Sr Living Cmnty
           Inc..........................................    5.750    11/15/37        1,477,708
   1,000   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
           Retirement Fac Buckner Retirement Svc
           Inc Proj.....................................    5.250    11/15/37          895,500
   1,000   Tarrant Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Rfdg Cook Childrens Med Ctr Ser B
           (FSA Insd)...................................    5.000    12/01/30        1,011,350
   2,215   Texas St Trans Commn Mobility Fd (b).........    5.000    04/01/28        2,308,373
   1,000   Tyler, TX Hlth Fac Dev Corp Hosp Rev Impt
           East TX Med Ctr Rfdg Ser A...................    5.375    11/01/37          879,140
                                                                                 -------------
                                                                                    24,914,424
                                                                                 -------------
           VIRGINIA  1.4%
   1,000   Richmond, VA Indl Dev Auth Govt Fac Rev Bds
           (AMBAC Insd).................................    5.000    07/15/15        1,073,230
   1,400   Tobacco Settlement Fin Corp VA Asset Bk......    5.500    06/01/26        1,537,102
                                                                                 -------------
                                                                                     2,610,332
                                                                                 -------------
           WASHINGTON  8.8%
   1,500   Chelan Cnty, WA Pub Util Dist No 001 Cons Rev
           Chelan Hydro Ser A (MBIA Insd) (AMT).........    5.600    01/01/36        1,505,955
   1,370   Energy Northwest WA Elec Rev Proj No 3 Rfdg
           Ser A (FSA Insd).............................    5.500    07/01/18        1,457,557
   1,000   Grant Cnty, WA Pub Util Dist No 002 Wanapum
           Hydro Elec Rev Rfdg Ser B (MBIA Insd)
           (AMT)........................................    5.375    01/01/18        1,009,190
   3,000   Kalispel Tribe Indians Priority Dist WA
           Rev..........................................    6.750    01/01/38        2,907,120

See Notes to Financial Statements                                             19

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY        VALUE
----------------------------------------------------------------------------------------------
           WASHINGTON (CONTINUED)
$  5,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales
           Use Tax (MBIA Insd)..........................    5.250%   09/01/33    $   5,101,550
   1,075   Washington St Hlthcare Fac Overlake Hosp Med
           Ctr Ser B (ACA Insd).........................    5.000    07/01/30          917,706
     600   Washington St Hsg Fin Commn Nonprofit Rev
           Skyline at First Hill Proj Ser A.............    5.625    01/01/38          509,982
   3,000   Washington St Ser B..........................    5.500    05/01/18        3,291,690
                                                                                 -------------
                                                                                    16,700,750
                                                                                 -------------
           WEST VIRGINIA  2.2%
   1,750   Harrison Cnty, WV Cmnty Commn Solid Waste
           Disp Rev Allegheny Energy Rfdg Ser D (AMT)...    5.500    10/15/37        1,637,667
   2,450   West Virginia Univ Rev Impt WV Univ Proj Ser
           C (FGIC Insd)................................    5.000    10/01/27        2,456,566
                                                                                 -------------
                                                                                     4,094,233
                                                                                 -------------
           WISCONSIN  1.4%
   1,205   Wisconsin St Hlth & Ed Fac Auth
           Rev (ACA Insd) (Prerefunded @ 05/15/10)......    6.150    05/15/25        1,293,001
   1,350   Wisconsin St Hlth & Ed Fac Auth Rev Ministry
           Hlth (FSA Insd)..............................    5.000    08/01/34        1,338,201
                                                                                 -------------
                                                                                     2,631,202
                                                                                 -------------
           PUERTO RICO  3.0%
   4,800   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
           Ser Y (FSA Insd) (b).........................    6.250    07/01/21        5,669,544
                                                                                 -------------
TOTAL LONG-TERM INVESTMENTS 200.8%
  (Cost $386,920,244).........................................................     379,420,826

TOTAL SHORT-TERM INVESTMENTS 2.0%
  (Cost $3,745,000)...........................................................       3,745,000
                                                                                 -------------

TOTAL INVESTMENTS 202.8%
  (Cost $390,665,244).........................................................     383,165,826

 20                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                                               VALUE
----------------------------------------------------------------------------------------------
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (25.4%)
  (Cost ($47,905,000))
$(47,905)  Notes with interest rates ranging from 2.42% to 4.50% at April 30,
           2008 and contractual maturities of collateral ranging from 2021 to
           2041 (See Note 1) (j)..............................................   $ (47,905,000)
                                                                                 -------------

TOTAL NET INVESTMENTS 177.4%
  (Cost $342,760,244).........................................................     335,260,826

LIABILITIES IN EXCESS OF OTHER ASSETS  (9.0%).................................     (17,070,897)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (68.4%)...................    (129,250,249)
                                                                                 -------------
NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................   $ 188,939,680
                                                                                 =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Security purchased on a when-issued or delayed delivery basis.

(b) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(e) Variable Rate Coupon

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) Escrowed to Maturity

(h) The Trust owns 100% of the outstanding bond issuance.

(i) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.5% of net assets applicable to common shares.

(j) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2008.

ACA--American Capital Access

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

See Notes to Financial Statements                                             21

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

MBIA-IBC--MBIA Insured Bond Certificates

PSF--Public School Fund

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 22                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $390,665,244).......................  $383,165,826
Cash........................................................        26,613
Receivables:
  Investments Sold..........................................    16,204,559
  Interest..................................................     5,850,610
Other.......................................................           684
                                                              ------------
    Total Assets............................................   405,248,292
                                                              ------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................    47,905,000
  Investments Purchased.....................................    38,216,632
  Investment Advisory Fee...................................       117,672
  Income Distributions--Common Shares.......................        32,959
  Other Affiliates..........................................        19,580
Trustees' Deferred Compensation and Retirement Plans........       607,041
Accrued Expenses............................................       159,479
                                                              ------------
    Total Liabilities.......................................    87,058,363
Preferred Shares (including accrued distributions)..........   129,250,249
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $188,939,680
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($188,939,680 divided by
  15,267,915 shares outstanding)............................  $      12.37
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 15,267,915 shares issued and
  outstanding)..............................................  $    152,679
Paid in Surplus.............................................   204,390,997
Accumulated Undistributed Net Investment Income.............       435,786
Net Unrealized Depreciation.................................    (7,499,418)
Accumulated Net Realized Loss...............................    (8,540,364)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $188,939,680
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 5,160 issued with liquidation preference of
  $25,000 per share)........................................  $129,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $317,939,680
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 10,405,948
                                                              ------------
EXPENSES:
Interest and Residual Trust Expenses........................     1,209,269
Investment Advisory Fee.....................................       897,030
Preferred Share Maintenance.................................       184,581
Accounting and Administrative Expenses......................        38,473
Professional Fees...........................................        35,343
Reports to Shareholders.....................................        16,323
Transfer Agent Fees.........................................        13,368
Custody.....................................................        12,122
Trustees' Fees and Related Expenses.........................         8,319
Registration Fees...........................................         6,868
Depreciation in Trustees' Deferred Compensation Accounts....       (60,041)
Other.......................................................        10,700
                                                              ------------
    Total Expenses..........................................     2,372,355
    Investment Advisory Fee Reduction.......................       163,097
                                                              ------------
    Net Expenses............................................     2,209,258
                                                              ------------
NET INVESTMENT INCOME.......................................  $  8,196,690
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
    Investments.............................................  $ (4,989,236)
    Futures.................................................    (2,643,885)
                                                              ------------
Net Realized Loss...........................................    (7,633,121)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     5,486,194
  End of the Period.........................................    (7,499,418)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (12,985,612)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(20,618,733)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (2,418,609)
                                                              ============
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $(14,840,652)
                                                              ============

 24                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2008    OCTOBER 31, 2007
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $  8,196,690       $ 15,282,891
Net Realized Loss........................................      (7,633,121)        (1,791,648)
Net Unrealized Depreciation During the Period............     (12,985,612)       (11,794,764)

Distributions to Preferred Shareholders:
  Net Investment Income..................................      (2,418,609)        (4,757,619)
                                                             ------------       ------------

Change in Net Assets Applicable to Common Shares from
  Operations.............................................     (14,840,652)        (3,061,140)

Distributions to Common Shareholders:
  Net Investment Income..................................      (5,183,473)       (10,450,521)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................     (20,024,125)       (13,511,661)

FROM CAPITAL TRANSACTIONS:
Repurchase of Shares.....................................        (953,092)        (2,059,505)
                                                             ------------       ------------
TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES.................................................     (20,977,217)       (15,571,166)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     209,916,897        225,488,063
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $435,786 and $(158,822),
  respectively)..........................................    $188,939,680       $209,916,897
                                                             ============       ============

See Notes to Financial Statements                                             25

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended April 30, 2008 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (INCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $ (14,840,652)
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Provided by Operating Activities:
  Purchases of Investments..................................   (138,867,768)
  Proceeds from Sales of Investments........................    142,400,114
  Net Sales of Short-Term Investments.......................      2,055,000
  Amortization of Premium...................................        350,874
  Accretion of Discount.....................................       (283,263)
  Net Realized Loss on Investments..........................      4,989,236
  Net Change in Unrealized Depreciation on Investments......     13,137,059
  Decrease in Variation Margin on Futures...................        411,000
  Increase in Interest Receivables and Other Assets.........       (225,894)
  Increase in Receivable for Investments Sold...............    (16,134,559)
  Decrease in Accrued Expenses and Other Payables...........        (58,841)
  Increase in Investments Purchased Payable.................     34,621,206
                                                              -------------
    Total Adjustments.......................................     42,394,164
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................     27,553,512
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Repurchased Shares........................................       (984,587)
  Dividends Paid............................................     (5,108,339)
  Proceeds from and Repayments of Floating Rate Note
    Obligations.............................................    (21,445,000)
                                                              -------------
NET CASH USED FOR FINANCING ACTIVITIES......................    (27,537,926)
                                                              -------------
Net Change in Cash..........................................         15,586
Cash at the Beginning of the Period.........................         11,027
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $      26,613
                                                              =============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash Paid During the Period for Interest..................  $   1,209,269
                                                              =============

 26                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                   SIX MONTHS
                                                     ENDED                  YEAR ENDED OCTOBER 31,
                                                   APRIL 30,    -----------------------------------------------
                                                      2008       2007      2006      2005      2004      2003
                                                   ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..........  $ 13.68     $ 14.54   $ 14.21   $ 14.40   $ 14.10   $ 13.82
                                                    -------     -------   -------   -------   -------   -------
 Net Investment Income............................     0.54(a)     0.99(a)    0.94(a)    0.88    0.89      0.94
 Net Realized and Unrealized Gain/Loss............    (1.35)      (0.86)     0.46     (0.15)     0.31      0.30
 Common Share Equivalent of Distributions Paid to
   Preferred Shareholders:
   Net Investment Income..........................    (0.16)      (0.31)    (0.27)    (0.16)    (0.08)    (0.08)
   Net Realized Gain..............................      -0-         -0-     (0.01)      -0-       -0-       -0-
                                                    -------     -------   -------   -------   -------   -------
Total from Investment Operations..................    (0.97)      (0.18)     1.12      0.57      1.12      1.16
Distributions Paid to Common Shareholders:
   Net Investment Income..........................    (0.34)      (0.68)    (0.69)    (0.76)    (0.82)    (0.88)
   Net Realized Gain..............................      -0-         -0-     (0.10)      -0-       -0-       -0-
                                                    -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD................  $ 12.37     $ 13.68   $ 14.54   $ 14.21   $ 14.40   $ 14.10
                                                    =======     =======   =======   =======   =======   =======

Common Share Market Price at End of the Period....  $ 12.11     $ 12.19   $ 12.75   $ 12.35   $ 12.87   $ 12.78
Total Return* (b).................................    2.13%**     0.66%     9.94%     1.93%     7.37%     6.87%
Net Assets Applicable to Common Shares at End of
 the Period (In millions).........................  $ 188.9     $ 209.9   $ 225.5   $ 220.4   $  67.4   $  66.0
Ratio of Expenses to Average Net Assets Applicable
 to Common Shares* (c)............................    2.23%       2.27%     1.43%     1.43%     1.42%     1.42%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares* (c)..........    8.28%       6.96%     6.59%     6.35%     6.27%     6.67%
Portfolio Turnover................................      36%**       23%       26%       44%       41%       50%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c)...............    2.39%       2.41%       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to Average Net
    Assets Applicable to Common Shares (c)........    8.12%       6.82%       N/A       N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and Residual
 Trust Expenses) to Average Net Assets Applicable
 to Common Shares (c).............................    1.01%       1.06%     1.23%     1.43%     1.42%     1.42%
Ratio of Expenses (Excluding Interest and Residual
 Trust Expenses) to Average Net Assets Applicable
 to Preferred Shares (c)..........................    0.61%       0.67%     0.77%     0.94%     0.94%     0.94%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d)...........    5.84%       4.79%     4.71%     5.20%     5.70%     6.14%
SENIOR SECURITIES:
Total Preferred Shares Outstanding................    5,160       5,160     5,160     5,160     1,360     1,360
Asset Coverage Per Preferred Share (e)............  $61,665     $65,715   $68,725   $67,725   $74,580   $73,540
Involuntary Liquidating Preference Per Preferred
 Share............................................  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share..........  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

N/A=Not Applicable

See Notes to Financial Statements                                             27

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Sector Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's primary investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on November 26, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2008, the Trust had $33,376,456 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other"

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2007, remains subject to examination by taxing authorities.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2007, the Trust had an accumulated capital loss carryforward for tax purposes of $1,589,212 which will expire on October 31, 2015.

    At April 30, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $340,384,466
                                                              ============
Gross tax unrealized appreciation...........................  $  6,515,652
Gross tax unrealized depreciation...........................   (11,639,292)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (5,123,640)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $       -0-
  Tax-exempt income.........................................   15,175,487
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $15,175,487
                                                              ===========

    As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $202,103
Undistributed tax-exempt income.............................   161,865
Undistributed long-term capital gain........................         0

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and mark to market on open futures contracts.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $64,798,120 are held by the dealer trusts and serve as collateral for the $47,905,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2008 were $66,441,429 and 3.66%, respectively.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the six months ended April 30, 2008, the Adviser waived $163,097 of its investment advisory fee. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2008, the Trust recognized expenses of approximately $7,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2008, the Trust recognized expenses of approximately $25,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2008 and the year ended October 31, 2007, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
Beginning Shares........................................     15,347,741          15,506,703
Shares Repurchased*.....................................        (79,826)           (158,962)
                                                             ----------          ----------
Ending Shares...........................................     15,267,915          15,347,741
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the six months ended April 30, 2008 and the year ended October 31, 2007, the Trust repurchased 79,826 and 158,962, respectively of its shares at an average discount of 10.95% and 7.49% respectively from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $138,867,768 and $142,400,114, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2008 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2007.............................     411
Futures Opened..............................................     406
Futures Closed..............................................    (817)
                                                                ----
Outstanding at April 30, 2008...............................     -0-
                                                                ====

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE SECURITIES The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

The Trust has outstanding 5,160 Remarketed Preferred Shares (RP) in four series. Series A and B each contain 680 shares, while Series C contains 2,000 shares and Series D contains 1,800 shares. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend period for Series A is generally 7 days and the dividend period for Series B, C and D is generally 28 days. Beginning on February 15, 2008 and continuing through April 30, 2008, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2008 was 3.474%. During the six months ended April 30, 2008, the rates ranged from 2.756% to 4.600%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred shares. These fees are included as a component of the "Preferred Share Maintenance" expense on the Statement of Operations.

    The RP are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the RP are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

    On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

9. SUBSEQUENT EVENT

On June 13, 2008, the Trust announced plans for the partial redemption of its preferred shares. The Trust intends to redeem 20% of each of its Series per the table below. The Board of Trustees previously approved the use of tender option bonds as a replacement source of funding. The Depository Trust Company, the securities' holder of record, will determine how the partial series redemptions will be allocated among each participant broker-dealer account.

                           SERIES                                 DATE
A...........................................................   July 3, 2008
B...........................................................  July 11, 2008
C...........................................................  July 23, 2008
D...........................................................  July 24, 2008

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Select Sector Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Select Sector Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Select Sector Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                   VKLSAN 6/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03260P-Y04/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Select Sector Municipal Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 19, 2008